Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
REVENUE	$ 5,859.4	$ 6,203.9
Cost of sales and services	(4,764.1)	(4,982.0)
GROSS PROFIT	1,095.3	1,221.9
Operating Income (expense)
Administrative	(179.1)	(164.3)
Selling	(315.9)	(353.4)
Research	(49.2)	(47.6)
Other operating income (expense), net	(210.4)	(442.6)
Equity in income (losses) of associates	1.2	(0.3)
OPERATING PROFIT BEFORE FINANCIAL INCOME	341.9	213.7
Financial income (expense), net	(40.6)	(37.5)
Foreign exchange gain (loss) , net	6.6	4.4
PROFIT (LOSS) BEFORE TAXES ON INCOME	307.9	180.6
Income tax expense	(27.9)	(0.3)
NET INCOME (LOSS) FOR THE PERIOD	280.0	180.3
Atributable to :
Owners of Embraer	264.0	178.6
Non-controlling interests	$ 16.0	$ 1.7
Earnings per share-basic in US$	$ 0.36	$ 0.24
Earnings per share-diluted in US$	$ 0.36	$ 0.24